Goodwill - Annual Impairment Test of Five CGU's (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 146,088
Net carrying amount	166,393	$ 146,088
Cash Generating Units
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	146,088	72,906
Goodwill Allocation	0
Additional recognition, goodwill	13,917	73,989
Increase (decrease) through net exchange differences, goodwill	6,388	(807)
Net carrying amount	166,393	146,088
Cash Generating Units | Intelligent Document Processing
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	0	0
Goodwill Allocation	0
Additional recognition, goodwill	13,696	0
Increase (decrease) through net exchange differences, goodwill	697	0
Net carrying amount	14,393	0
Cash Generating Units | CANADA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	77,135	34,644
Goodwill Allocation	0
Additional recognition, goodwill	1,270	42,491
Increase (decrease) through net exchange differences, goodwill	0	0
Net carrying amount	78,405	77,135
Cash Generating Units | FRANCE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	128	137
Goodwill Allocation	0
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	8	(9)
Net carrying amount	136	128
Cash Generating Units | US | Enterprise Performance Management [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	8,852	8,915
Goodwill Allocation	0
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	740	(63)
Net carrying amount	9,592	8,852
Cash Generating Units | US | Enterprise Resource Planning [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	29,005	29,210
Goodwill Allocation	29,919
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	4,943	(205)
Net carrying amount	$ 63,867	29,005
Goodwill, Incremental Decrease In Adjusted EBITDA Margin	231.00%
Goodwill, Incremental decrease in Adjusted EBITDA multiple	2.40%
Cash Generating Units | Not Allocated
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 30,968	0
Goodwill Allocation	(29,919)
Additional recognition, goodwill	(1,049)	31,498
Increase (decrease) through net exchange differences, goodwill	0	(530)
Net carrying amount	$ 0	$ 30,968